Fair Value of Financial Instruments, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Assets [Abstract]
Securities available for sale	$ 184,074	$ 177,000
Carrying Amount [Member]
Financial Assets [Abstract]
Cash and cash equivalents	45,990	152,034
Certificates of deposit in financial institutions	1,862	2,329
Securities available for sale	184,074	177,000
Securities held to maturity	9,226	10,294
Loans, net	879,780	824,708
Interest rate swap derivatives	1,340	599
Accrued interest receivable	3,112	2,695
Financial Liabilities [Abstract]
Deposits	1,027,655	1,059,908
Other borrowed funds	17,945	19,614
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	1,340	599
Accrued interest payable	432	439
Estimated Fair Value [Member]
Financial Assets [Abstract]
Cash and cash equivalents	45,990	152,034
Certificates of deposit in financial institutions	1,862	2,329
Securities available for sale	184,074	177,000
Securities held to maturity	8,460	10,450
Loans, net	846,870	821,899
Interest rate swap derivatives	1,340	599
Accrued interest receivable	3,112	2,695
Financial Liabilities [Abstract]
Deposits	1,025,710	1,060,422
Other borrowed funds	16,364	20,279
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	1,340	599
Accrued interest payable	432	439
Estimated Fair Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	45,990	152,034
Certificates of deposit in financial institutions	0	0
Securities available for sale	54,792	20,143
Securities held to maturity	0	0
Loans, net	0	0
Interest rate swap derivatives	0	0
Accrued interest receivable	0	0
Financial Liabilities [Abstract]
Deposits	875,736	870,626
Other borrowed funds	0	0
Subordinated debentures	0	0
Interest rate swap derivatives	0	0
Accrued interest payable	1	1
Estimated Fair Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Certificates of deposit in financial institutions	1,862	2,329
Securities available for sale	129,282	156,857
Securities held to maturity	4,987	6,063
Loans, net	0	0
Interest rate swap derivatives	1,340	599
Accrued interest receivable	485	363
Financial Liabilities [Abstract]
Deposits	149,974	189,796
Other borrowed funds	16,364	20,279
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	1,340	599
Accrued interest payable	431	438
Estimated Fair Value [Member] | Level 3 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Certificates of deposit in financial institutions	0	0
Securities available for sale	0	0
Securities held to maturity	3,473	4,387
Loans, net	846,870	821,899
Interest rate swap derivatives	0	0
Accrued interest receivable	2,627	2,332
Financial Liabilities [Abstract]
Deposits	0	0
Other borrowed funds	0	0
Subordinated debentures	0	0
Interest rate swap derivatives	0	0
Accrued interest payable	$ 0	$ 0